Subsidiaries (Details) - Schedule of group's material subsidiaries		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Nano Dimension Technologies Ltd. [Member]
Subsidiaries (Details) - Schedule of group's material subsidiaries [Line Items]
Name of company		Nano Dimension Technologies Ltd.
Principal location of the company's activity		Israel
The Group's ownership interest in the subsidiary		100.00%	100.00%
Nano Dimension IP Ltd. [Member]
Subsidiaries (Details) - Schedule of group's material subsidiaries [Line Items]
Name of company	[1]	Nano Dimension IP Ltd. (*)
Principal location of the company's activity	[1]	Israel
The Group's ownership interest in the subsidiary	[1]	100.00%	100.00%
Nano Dimension USA Inc. [Member]
Subsidiaries (Details) - Schedule of group's material subsidiaries [Line Items]
Name of company		Nano Dimension USA Inc.
Principal location of the company's activity		USA
The Group's ownership interest in the subsidiary		100.00%	100.00%
Nano Dimension (HK) Limited [Member]
Subsidiaries (Details) - Schedule of group's material subsidiaries [Line Items]
Name of company	[1]	Nano Dimension (HK) Limited (*)
Principal location of the company's activity	[1]	Asia-Pacific
The Group's ownership interest in the subsidiary	[1]	100.00%	100.00%

[1]	Nano Dimension IP Ltd. and Nano Dimension (HK) Limited were incorporated by the Company in 2018. Nano Dimension IP Ltd. had no material activity until and during 2020.